Derivatives - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	May 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 07, 2014	Apr. 30, 2007 Swap	May 09, 2012
Derivative [Line Items]
Hedging ineffectiveness recorded in earnings		$ 0		$ 0			$ 0	$ 0
Estimated gain reclassified from other comprehensive income (loss) to earnings as contracts settle		(1,684,000)	(2,703,000)	(2,747,000)	(6,312,000)
Reclassification from OCI to interest expense related to the derivatives net of tax						(11,291,000)	(12,968,000)	(13,457,000)
Early redemption option on secured senior notes	40.00%			40.00%		40.00%
Contingent call option price, Percentage				108.50%
Call feature, Description				Embedded Derivative Related to Senior Secured Notes-The 2019 Notes included a contingent call option to redeem up to 40% of the notes in the event of an equity offering at a rate of 108.50%, until May 15, 2015.
Loss on extinguishment of debt				33,538,000	12,181,000	12,181,000
Number of interest rate swaps entered										6
Senior secured notes due 2019 [Member]
Derivative [Line Items]
Early redemption option on secured senior notes						40.00%
Contingent call option price, Percentage						108.50%
Call feature, Description				The indenture to the 2019 Notes allowed us, at our option, to redeem up to 40% of the principal amount of the notes outstanding in the event of an equity offering, such as an initial public offering, until May 15, 2015. The contingent call option was at a price of 108.50%, plus accrued and unpaid interest, if any, to the date of redemption. In May 2014, we exercised our contingent call option and prepaid $320 million, or 40%, of the outstanding principal on the 2019 Notes at the redemption price of 108.5% of the principal amount. As a result of the prepayment, we recognized a loss on extinguishment of $31 million, which included the $27 million redemption premium.		The indenture to the senior secured notes allows the Company, at its option, to redeem up to 40% of the principal amount of the notes outstanding in the event of an equity offering, such as an initial public offering, until May 15, 2015. The contingent call option is at a price of 108.50%, plus accrued and unpaid interest, if any, to the date of redemption.
Early repayment of senior debt paid with IPO proceeds									320,000,000
Loss on extinguishment of debt				31,000,000
Face value of debt instruments at the time of issuance											400,000,000
Gain on embedded derivatives						2,000,000
Senior secured notes due 2019 [Member] | Contingent Call Option [Member]
Derivative [Line Items]
Loss on extinguishment of debt				2,000,000
Interest rate contracts [Member] | Non designated [Member]
Derivative [Line Items]
Reclassification from OCI to interest expense related to the derivatives gross		4,000,000		11,000,000		15,000,000
Reclassification from OCI to interest expense related to the derivatives net of tax		2,000,000		7,000,000		9,000,000
Interest rate swap contracts [Member]
Derivative [Line Items]
Estimated gain reclassified from other comprehensive income (loss) to earnings as contracts settle						(9,453,000)	(15,906,000)	(29,250,000)
Interest rate swap contracts [Member] | Non designated [Member]
Derivative [Line Items]
Interest rate derivative instruments not designated as hedging instruments at fair value, net						12,000,000
Accumulated Unrealized gain (loss) on derivatives						11,000,000
Scenario, Forecast [Member]
Derivative [Line Items]
Estimated gain reclassified from other comprehensive income (loss) to earnings as contracts settle				$ 4,000,000		$ 5,000,000